DEAR SHAREHOLDER:

We are pleased to provide you with this annual report for Centennial Money Market Trust. For the 12-month reporting period that ended June 30, 2002, the Trust provided a 2.00% compounded annual yield. Without the effects of compounding, the equivalent yield was 1.98%. As of June 30, 2002, the seven-day annualized yields, with and without compounding, were 1.47% and 1.46%, respectively.(1)

   When the 12-month period began last July, the U.S. economy was struggling to stay afloat, resisting the Federal Reserve Board's (the Fed) aggressive efforts to stimulate growth. The Fed continued to cut interest rates sharply--five times during the first half of the reporting period and eleven times in all during 2001. By year's end, the federal funds rate stood at just 1.75%--its lowest level since 1961--and yet the economy continued to decline. The September 11 terrorist attacks only accelerated the fall, plunging the economy into recession and ending the longest expansion in U.S. history. The recession proved to be short-lived, as consumers, encouraged by low rates, helped the economy rebound by continuing to spend freely. Nevertheless, many question marks remained for investors--especially stock investors--who were anxious about corporate accounting practices and ongoing earnings weakness.

   This anxiety led investors toward high-quality fixed-income securities as an alternative to stocks. In this environment, there was robust demand for bonds that investors perceived to be safe havens. With low interest rates dominating the period, yields on fixed-income securities with very short maturities--such as those found in the Trust--were universally low. As a result, our challenge became identifying short-term investments offering both strong credit characteristics and an attractive income stream.

   Credit quality is always an important consideration for us, but it was an especially significant factor immediately following September 11 when market sentiment became extremely risk-averse. Our response was to sharply curtail our investments in industries whose credit we believed to be at risk during the recession, including energy and telecommunications.

   We were encouraged to maintain the Trust's average maturity as long as possible over the fiscal year, in order to lock in higher yields for an extended period of time. However, for roughly the first half of the period, the Trust operated under a requirement to maintain the portfolio's average maturity below 60 days. Accordingly, we kept the maturity very close to that level to maximize yields while striving to offer a stable net asset value for shareholders.




1. Compounded yields assume reinvestments of dividends. The Trust's investment strategy, allocations, and focus can change over time.

   In February 2002, the maturity requirement was modified, enabling us to increase the Trust's average maturity to 90 days and bring it in line with that of other similarly managed funds. With this new guideline in place, we sought to capture higher yields by increasing the portfolio's percentage of securities with longer maturities and stronger credit quality.

   The majority of the Trust's investments are in commercial paper--short-term corporate debt obligations that mature in 270 days or less. As the period went on, however, it became more difficult to find attractive commercial paper as many companies issued longer-maturity debt to lock in the low interest rates. This decreased the supply of commercial paper, and led us to look for other investment opportunities.

   As a result, we invested a higher-than-usual portion of the Trust's assets in discount notes issued by government-sponsored agencies. This action strengthened the Trust's overall credit quality, while market dynamics helped temporarily boost yields of agency issues above those of commercial paper--making these investments even more attractive.

   Looking ahead, we plan to continue managing the Trust defensively. Although we do not expect the Fed to raise rates anytime soon, we believe interest rates are unlikely to remain at their current levels. Therefore, we're positioning the Trust to attempt to earn a competitive yield in the current low-interest-rate environment while preparing the portfolio for potential future rate increases. In line with this strategy, we've been looking to buy appropriate longer-maturity securities, as well as continuing to invest in floating-rate debt that would reflect higher yields should they become available. As we strive to maximize yields for Trust shareholders, our overriding goal remains providing a stable investment amid significant market and economic uncertainty.

Sincerely,

/s/ James C. Swain                          /s/ John V. Murphy
-----------------------------               -------------------
James C. Swain                              John V. Murphy
CEO and Chairman                            President
Centennial Money Market Trust               Centennial Money Market Trust
July 22, 2002




IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. YIELDS WILL FLUCTUATE. AN INVESTMENT IN THE TRUST IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE TRUST SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE TRUST.

STATEMENT OF INVESTMENTS June 30, 2002
Centennial Money Market Trust

                                                                                           PRINCIPAL                VALUE
                                                                                              AMOUNT           SEE NOTE 1
==========================================================================================================================
CERTIFICATES OF DEPOSIT--16.8%

DOMESTIC CERTIFICATES OF DEPOSIT--3.2%
Citibank NA:
   1.82%, 8/6/02 ...............................................................      $   70,000,000   $       70,000,000
   1.95%, 7/2/02 ...............................................................          30,000,000           30,000,000
National Bank of Commerce, Tennessee:
   1.81%, 1/24/03 ..............................................................          25,000,000           24,987,136
   1.84%, 7/18/02 ..............................................................          30,000,000           30,000,214
   1.874%, 6/23/03 .............................................................         100,000,000           99,984,850
   1.88%, 6/20/03(1) ...........................................................          60,000,000           59,993,976
   1.894%, 10/2/02(1) ..........................................................          20,000,000           20,000,526
   2.01%, 11/18/02 .............................................................          50,000,000           50,000,000
State Street Bank and Trust, 1.93%, 8/9/02 .....................................         100,000,000          100,000,000
Suntrust Bank, 1.955%, 5/23/03 .................................................          66,200,000           66,256,348
U.S. Bank NA MN, 2%, 11/1/02 ...................................................          45,000,000           45,000,000
Wells Fargo Bank NA, 1.79%, 8/5/02 .............................................         100,000,000          100,000,000
                                                                                                       -------------------
                                                                                                              696,223,050
                                                                                                       -------------------
YANKEE CERTIFICATES OF DEPOSIT--13.6%
ABN AMRO Bank NV, Chicago, 2.13%, 9/30/02 ......................................         135,000,000          135,001,686
Bank of Scotland, New York:
   1.75%, 7/29/02 ..............................................................          40,000,000           40,000,000
   1.85%, 7/24/02 ..............................................................          25,000,000           25,000,000
   1.93%, 8/15/02 ..............................................................         100,000,000          100,000,000
   1.94%, 8/21/02 ..............................................................         100,000,000          100,000,000
   1.94%, 8/30/02 ..............................................................          25,000,000           25,000,000
   2.17%, 9/20/02 ..............................................................          50,000,000           50,000,000
BNP Paribas, Chicago:
   1.77%, 8/1/02 ...............................................................          43,000,000           43,000,000
   2.10%, 10/17/02 .............................................................          50,000,000           50,000,000
   2.11%, 12/16/02 .............................................................          70,000,000           70,000,000
BNP Paribas, New York:
   1.71%, 7/31/02 ..............................................................          50,000,000           50,000,826
   1.96%, 11/13/02 .............................................................         120,000,000          120,000,000
   2.14%, 10/9/02 ..............................................................          60,000,000           60,003,298
Danske Bank, New York:
   1.70%, 7/31/02 ..............................................................          25,000,000           25,000,000
   1.93%, 8/30/02 ..............................................................         100,000,000          100,000,000
   2.065%, 12/20/02 ............................................................         100,000,000          100,002,359
Deutsche Bank AG, 1.83%, 7/30/02 ...............................................         100,000,000          100,000,000

STATEMENT OF INVESTMENTS Continued
Centennial Money Market Trust


                                                                                           PRINCIPAL                VALUE
                                                                                              AMOUNT           SEE NOTE 1
==========================================================================================================================
YANKEE CERTIFICATES OF DEPOSIT CONTINUED
Lloyds TSB Bank plc, New York:
   1.92%, 12/16/02 .............................................................      $   80,000,000   $       80,022,010
   1.93%, 8/12/02 ..............................................................          75,000,000           75,000,000
   1.93%, 8/19/02 ..............................................................          35,000,000           35,000,000
   1.96%, 12/12/02 .............................................................          50,000,000           50,000,000
   2%, 11/29/02 ................................................................         100,000,000          100,016,341
Nordea Bank Finland plc, New York:
   1.92%, 7/26/02 ..............................................................         100,000,000          100,000,000
   1.95%, 11/14/02 .............................................................         100,000,000          100,000,000
   2.10%, 12/12/02 .............................................................          85,000,000           85,000,000
Rabobank Nederland NV, New York, 2.13%, 10/11/02 ...............................          95,000,000           95,000,000
Royal Bank of Canada:
   1.835%, 12/17/02 ............................................................          50,000,000           49,569,285
   1.853%, 12/16/02 ............................................................         100,000,000           99,135,267
Royal Bank of Scotland, New York:
   1.68%, 7/15/02 ..............................................................          80,000,000           80,000,000
   1.68%, 7/17/02 ..............................................................          50,000,000           50,000,000
   2.10%, 2/13/03 ..............................................................          50,000,000           50,000,000
Societe Generale:
   1.89%, 12/27/02 .............................................................         100,000,000          100,004,925
   1.95%, 11/8/02 ..............................................................          75,000,000           75,000,000
Svenska Handelsbanken, NY:
   1.94%, 1/22/03 ..............................................................         125,000,000          125,007,036
   1.96%, 1/17/03 ..............................................................         125,000,000          125,000,000
UBS AG Stamford CT:
   1.775%, 7/31/02 .............................................................          45,000,000           45,000,186
   1.80%, 7/31/02 ..............................................................          40,000,000           39,995,690
   1.855%, 7/31/02 .............................................................         100,000,000          100,000,412
   1.995%, 2/20/03 .............................................................         100,000,000          100,003,206
                                                                                                       -------------------
                                                                                                            2,951,762,527
                                                                                                       -------------------
Total Certificates of Deposit (Cost $3,647,985,577) ............................                            3,647,985,577
                                                                                                       -------------------
DIRECT BANK OBLIGATIONS--12.6%
Abbey National North America LLC, 1.94%, 12/12/02 ..............................          19,000,000           18,832,082
Abbey National Treasury Services (gtd. by Abbey National plc):
   1.68%, 7/31/02 ..............................................................          83,000,000           82,995,883
   1.81%, 7/9/02 ...............................................................          50,000,000           50,001,538
   1.84%, 7/24/02 ..............................................................          88,000,000           88,000,000
   1.84%, 7/29/02 ..............................................................         100,000,000          100,000,000
   2.065%, 12/20/02 ............................................................          75,000,000           75,001,770

STATEMENT OF INVESTMENTS Continued
Centennial Money Market Trust


                                                                                           PRINCIPAL                VALUE
                                                                                              AMOUNT           SEE NOTE 1
==========================================================================================================================
DIRECT BANK OBLIGATIONS Continued
Danske Corp., Series A:
   1.88%, 7/8/02 ...............................................................      $   38,250,000   $       38,236,018
   1.92%, 12/11/02 .............................................................          50,000,000           49,565,333
   1.98%, 9/4/02 ...............................................................          50,000,000           49,821,250
Danske Corp., Series B, 1.90%, 7/5/02 ..........................................          25,000,000           24,994,722
Deutsche Bank Financial LLC, 1.821%, 7/29/02 ...................................         150,000,000          149,787,550
Governor & Co. of the Bank of Ireland:
   1.91%, 7/8/02(2) ............................................................          35,000,000           34,987,001
   1.92%, 7/3/02(2) ............................................................          45,000,000           44,995,200
   1.94%, 11/4/02(2) ...........................................................          90,000,000           89,388,900
   2.03%, 10/22/02(2) ..........................................................          40,000,000           39,745,122
   2.09%, 10/17/02(2) ..........................................................          75,000,000           74,529,750
   2.10%, 10/9/02(2) ...........................................................          75,000,000           74,562,500
   2.155%, 10/2/02(2) ..........................................................          50,000,000           49,721,646
Halifax plc, 1.93%, 11/13/02 ...................................................          85,000,000           84,384,813
LaSalle Bank NA, 2.09%, 9/9/02 .................................................         145,000,000          145,000,000
Lloyds TSB Bank plc, 1.92%, 8/12/02 ............................................          80,000,000           79,820,800
Nationwide Building Society:
   1.88%, 12/16/02 .............................................................          40,000,000           39,649,067
   1.91%, 8/5/02 ...............................................................          89,500,000           89,333,804
   1.91%, 8/9/02 ...............................................................          40,000,000           39,917,233
   1.91%, 8/28/02 ..............................................................         100,000,000           99,692,278
   1.93%, 8/15/02 ..............................................................         100,000,000           99,758,750
   1.93%, 8/16/02 ..............................................................          50,000,000           49,876,694
Nordea North America, Inc. (gtd. by Merita Bank plc):
   1.85%, 12/5/02 ..............................................................          18,000,000           17,854,775
   1.91%, 7/30/02 ..............................................................          20,000,000           19,969,228
   1.91%, 8/1/02 ...............................................................          47,500,000           47,421,876
   1.955%, 11/25/02 ............................................................          17,000,000           16,864,290
Rabobank Nederland NV, 1.92%, 8/7/02 ...........................................         100,000,000           99,802,667
Societe Generale North America:
   2.04%, 12/19/02 .............................................................          18,000,000           17,825,580
   2.23%, 10/2/02 ..............................................................          70,000,000           69,596,742
   2.23%, 10/3/02 ..............................................................          50,000,000           49,708,861
Svenska Handelsbanken, Inc., Series S (gtd. by Svenska Handelsbanken AG):
   1.79%, 7/1/02 ...............................................................         100,000,000          100,000,000
   1.90%, 11/27/02 .............................................................          22,511,000           22,333,976
   1.905%, 12/16/02 ............................................................          25,000,000           24,777,750
   1.97%, 1/9/03 ...............................................................          25,000,000           24,737,333

STATEMENT OF INVESTMENTS Continued
Centennial Money Market Trust


                                                                                           Principal                Value
                                                                                              Amount           See Note 1
==========================================================================================================================
DIRECT BANK OBLIGATIONS Continued
U.S. Bank NA MN, 2.03%, 10/24/02 ...............................................      $  145,000,000   $      145,000,000
U.S. Bank NA MN, North Dakota, 1.759%, 4/30/03(1) ..............................         150,000,000          149,937,000
UBS Finance (Delaware) LLC:
   1.98%, 9/4/02 ...............................................................          10,000,000            9,964,250
   2.23%, 9/25/02 ..............................................................          50,000,000           49,733,639
                                                                                                       -------------------
Total Direct Bank Obligations (Cost $2,728,127,671) ............................                            2,728,127,671
                                                                                                       -------------------
LETTERS OF CREDIT--0.7%
Barclays Bank plc, guaranteeing commercial paper of
Banco Nacional de Comercio Exterior SNC:
   1.92%, 7/26/02 ..............................................................          46,000,000           45,938,667
   1.93%, 7/25/02 ..............................................................          30,000,000           29,961,400
   2.25%, 9/26/02 ..............................................................          10,000,000            9,945,625
Barclays Bank plc, guaranteeing commercial paper of PEMEX Capital, Inc.:
   1.91%, 8/8/02 ...............................................................          49,500,000           49,400,202
   2.01%, 12/2/02 ..............................................................          25,000,000           24,785,042
                                                                                                       -------------------
Total Letters of Credit (Cost $160,030,936) ....................................                              160,030,936
                                                                                                       -------------------
SHORT-TERM NOTES--67.7%

AEROSPACE & DEFENSE--1.3%
General Dynamics Corp.:
   1.91%, 8/7/02(2) ............................................................          50,000,000           49,901,847
   1.91%, 8/12/02(2) ...........................................................          45,000,000           44,899,725
   2.06%, 9/13/02(2) ...........................................................          60,000,000           59,745,934
   2.08%, 9/30/02(2) ...........................................................          40,000,000           39,789,689
   2.16%, 9/5/02(2) ............................................................          50,000,000           49,802,000
   2.17%, 9/16/02(2) ...........................................................          33,000,000           32,846,834
                                                                                                       -------------------
                                                                                                              276,986,029
                                                                                                       -------------------
ASSET-BACKED--25.2%
Barton Capital Corp., 1.75%, 7/8/02(2) .........................................          50,000,000           49,982,986
BILLS Securitisation Ltd.:
   1.82%, 9/10/02 ..............................................................          95,000,000           94,659,003
   1.87%, 8/22/02 ..............................................................         145,000,000          144,608,339
   1.90%, 8/19/02 ..............................................................         100,000,000           99,741,389
   2.03%, 10/18/02 .............................................................          85,000,000           84,477,557

STATEMENT OF INVESTMENTS Continued
Centennial Money Market Trust


                                                                                           PRINCIPAL                VALUE
                                                                                              AMOUNT           SEE NOTE 1
==========================================================================================================================
ASSET-BACKED CONTINUED
Charta Corp.:
   1.79%, 7/25/02(2) ...........................................................      $   31,890,000   $       31,851,945
   1.79%, 8/26/02(2) ...........................................................          50,000,000           49,860,778
   1.80%, 7/1/02(2) ............................................................          50,000,000           50,000,000
   1.80%, 7/24/02(2) ...........................................................          40,000,000           39,954,000
   1.80%, 8/8/02(2) ............................................................          45,000,000           44,914,500
   1.81%, 8/9/02(2) ............................................................          43,500,000           43,414,704
   1.87%, 7/15/02(2) ...........................................................          25,000,000           24,981,819
   1.88%, 7/18/02(2) ...........................................................          20,000,000           19,982,244
   1.89%, 7/8/02(2) ............................................................          90,000,000           89,966,925
Crown Point Capital Co.:
   1.81%, 7/18/02(2) ...........................................................          50,000,000           49,957,264
   1.81%, 7/19/02(2) ...........................................................          50,000,000           49,954,750
   1.82%, 7/10/02(2) ...........................................................          50,000,000           49,977,250
   1.82%, 7/12/02(2) ...........................................................          50,000,000           49,972,194
   1.83%, 8/5/02(2) ............................................................          70,000,000           69,875,458
   1.85%, 7/17/02(2) ...........................................................          84,000,000           83,930,933
Delaware Funding Corp.:
   1.79%, 7/22/02(2) ...........................................................          48,000,000           47,949,880
   1.80%, 7/15/02(2) ...........................................................         100,143,000          100,072,900
Fairway Finance Corp.:
   1.80%, 7/25/02(2) ...........................................................          35,000,000           34,958,000
   1.80%, 8/5/02(2) ............................................................          42,889,000           42,813,944
   1.82%, 7/29/02(2) ...........................................................          24,287,000           24,252,620
   1.88%, 7/12/02(2) ...........................................................          50,000,000           49,972,500
   1.88%, 7/15/02(2) ...........................................................          35,102,000           35,076,337
   1.94%, 12/16/02(2) ..........................................................          20,208,000           20,025,050
   1.97%, 8/22/02(2) ...........................................................          50,462,000           50,318,408
   2.01%, 11/1/02(2) ...........................................................          25,130,000           24,957,420
   2.06%, 10/21/02(2) ..........................................................          25,309,000           25,146,797
   2.14%, 10/9/02(2) ...........................................................          29,694,000           29,517,486
   2.14%, 10/10/02(2) ..........................................................          30,340,000           30,157,842
   2.25%, 9/20/02(2) ...........................................................          50,000,000           49,746,875
Galaxy Funding, Inc.:
   1.79%, 7/29/02(2) ...........................................................          50,000,000           49,930,389
   1.91%, 7/16/02(2) ...........................................................          25,000,000           24,980,104
   1.98%, 7/8/02(2) ............................................................         107,000,000          106,959,680
   2.08%, 12/9/02(2) ...........................................................         100,000,000           99,069,778
   2.08%, 12/11/02(2) ..........................................................          85,000,000           84,199,489
   2.08%, 12/12/02(2) ..........................................................          35,000,000           34,668,356

STATEMENT OF INVESTMENTS Continued
Centennial Money Market Trust


                                                                                           PRINCIPAL                VALUE
                                                                                              AMOUNT           SEE NOTE 1
==========================================================================================================================
ASSET-BACKED CONTINUED
GOVCO, Inc.:
   1.80%, 8/6/02(2) ............................................................      $   20,000,000   $       19,964,000
   1.80%, 8/21/02(2) ...........................................................          25,000,000           24,936,250
   1.81%, 7/23/02(2) ...........................................................          50,000,000           49,944,694
   1.87%, 7/10/02(2) ...........................................................          10,000,000            9,995,325
Greyhawk Funding LLC:
   1.80%, 8/16/02(2) ...........................................................          40,000,000           39,908,000
   1.91%, 11/18/02(2) ..........................................................         100,000,000           99,257,222
   1.92%, 7/25/02(2) ...........................................................          80,000,000           79,901,200
   1.92%, 7/26/02(2) ...........................................................         100,000,000           99,870,486
   1.955%, 8/14/02(2) ..........................................................          65,000,000           64,844,686
   2.20%, 9/12/02(2) ...........................................................          30,000,000           29,866,167
Lexington Parker Capital Co. LLC:
   1.80%, 7/12/02(2) ...........................................................          20,000,000           19,989,000
   1.85%, 7/24/02(2) ...........................................................          90,965,000           90,857,484
   1.93%, 7/25/02(2) ...........................................................         130,000,000          129,832,733
   2%, 9/6/02(2) ...............................................................          68,000,000           67,746,889
   2.02%, 12/2/02(2) ...........................................................          87,000,000           86,248,223
   2.05%, 10/18/02(2) ..........................................................          20,000,000           19,875,861
Neptune Funding Corp.:
   1.82%, 7/1/02(2) ............................................................          25,009,000           25,009,000
   1.84%, 8/23/02(2) ...........................................................         148,598,000          148,195,465
   1.90%, 12/19/02(2) ..........................................................          55,000,000           54,503,625
   1.98%, 12/6/02(2) ...........................................................          29,000,000           28,747,990
   2.04%, 11/22/02(2) ..........................................................          75,000,000           74,388,000
   2.05%, 11/27/02(2) ..........................................................          86,532,000           85,797,800
New Center Asset Trust:
   1.80%, 7/10/02 ..............................................................          50,000,000           49,977,500
   1.80%, 7/11/02 ..............................................................          50,000,000           49,975,000
   1.80%, 7/12/02 ..............................................................         100,000,000           99,945,000
   1.80%, 7/22/02 ..............................................................         150,000,000          149,842,500
Old Line Funding Corp., 1.78%, 8/7/02(2) .......................................          45,183,000           45,100,340
Park Avenue Receivables Corp.:
   1.78%, 7/11/02(2) ...........................................................          47,652,000           47,628,439
   1.79%, 7/18/02(2) ...........................................................          29,693,000           29,667,901
   1.79%, 7/19/02(2) ...........................................................          60,556,000           60,501,802
   1.79%, 8/12/02(2) ...........................................................          39,775,000           39,691,937
   1.80%, 7/22/02(2) ...........................................................          60,840,000           60,776,118
   1.80%, 7/24/02(2) ...........................................................          85,000,000           84,902,250
   1.80%, 8/2/02(2) ............................................................          86,193,000           86,055,091

STATEMENT OF INVESTMENTS Continued
Centennial Money Market Trust


                                                                                           PRINCIPAL                VALUE
                                                                                              AMOUNT           SEE NOTE 1
==========================================================================================================================
ASSET-BACKED CONTINUED
Perry Global Funding LLC, Series A:
   1.80%, 8/7/02(2) ............................................................      $   24,486,000   $       24,440,701
   1.83%, 7/24/02(2) ...........................................................         100,000,000           99,883,083
   1.84%, 8/21/02(2) ...........................................................          40,000,000           39,895,733
   1.85%, 7/18/02(2) ...........................................................          99,000,000           98,913,512
Scaldis Capital LLC:
   1.80%, 7/22/02(2) ...........................................................          35,000,000           34,963,250
   1.82%, 8/12/02(2) ...........................................................          35,199,000           35,124,261
   1.83%, 7/26/02(2) ...........................................................          21,801,000           21,773,295
   1.88%, 12/9/02(2) ...........................................................          50,000,000           49,579,611
   1.89%, 7/31/02(2) ...........................................................          10,137,000           10,121,034
   2.03%, 8/23/02(2) ...........................................................          18,934,000           18,877,414
   2.03%, 8/27/02(2) ...........................................................          70,174,000           69,948,449
   2.03%, 11/8/02(2) ...........................................................          29,333,000           29,117,973
   2.11%, 10/8/02(2) ...........................................................         104,696,000          104,093,463
   2.20%, 9/9/02(2) ............................................................          25,274,000           25,165,883
Sheffield Receivables Corp.:
   1.78%, 7/11/02(2) ...........................................................          50,000,000           49,975,278
   1.78%, 7/12/02(2) ...........................................................          54,280,000           54,250,312
   1.79%, 7/1/02(2) ............................................................          47,030,000           47,030,000
   1.79%, 7/2/02(2) ............................................................         100,000,000           99,995,028
   1.79%, 7/5/02(2) ............................................................         100,000,000           99,980,111
   1.79%, 7/19/02(2) ...........................................................          50,000,000           49,955,250
VVR Funding LLC:
   1.85%, 7/22/02(2) ...........................................................          20,000,000           19,978,417
   1.85%, 8/16/02(2) ...........................................................          50,000,000           49,881,806
                                                                                                       -------------------
                                                                                                            5,473,525,735
                                                                                                       -------------------
BANKS--0.5%
Wells Fargo & Co., 1.78%, 7/19/02 ..............................................         100,000,000           99,911,000
                                                                                                       -------------------
BEVERAGES--1.8%
Diageo Capital plc:
   1.82%, 7/11/02(2) ...........................................................          50,000,000           49,974,722
   1.86%, 7/8/02(2) ............................................................          50,000,000           49,981,917
   1.93%, 12/4/02(2) ...........................................................          50,000,000           49,581,833
   1.98%, 3/11/03(2) ...........................................................          45,000,000           44,373,825
   1.99%, 10/21/02(2) ..........................................................          50,000,000           49,690,444
   2.215%, 9/23/02(2) ..........................................................         100,000,000           99,483,167
   2.215%, 9/24/02(2) ..........................................................          50,000,000           49,738,507
                                                                                                       -------------------
                                                                                                              392,824,415
                                                                                                       -------------------

STATEMENT OF INVESTMENTS Continued
Centennial Money Market Trust


                                                                                           PRINCIPAL                VALUE
                                                                                              AMOUNT           SEE NOTE 1
==========================================================================================================================
BROKER-DEALERS--5.6%
Banc of America Securities LLC, 2.20%, 7/1/02(1) ...............................      $   20,000,000   $       20,000,000
Goldman Sachs Group LP, Promissory Note:
   1.98%, 12/13/02(3) ..........................................................          85,000,000           85,000,000
   2.06%, 11/25/02 .............................................................          15,000,000           15,000,000
   2.08%, 11/6/02(3) ...........................................................          80,000,000           80,000,000
   2.11%, 8/29/02(3) ...........................................................         100,000,000          100,000,000
   2.11%, 8/30/02(3) ...........................................................          80,000,000           80,000,000
   2.12%, 11/19/02(3) ..........................................................          50,000,000           50,000,000
Morgan Stanley Dean Witter & Co.:
   1.78%, 7/25/02 ..............................................................          69,000,000           68,918,120
   1.82%, 7/22/02 ..............................................................         100,000,000           99,893,833
   2%, 12/2/02(1) ..............................................................         200,000,000          200,000,000
   7.125%, 1/15/03 .............................................................          25,000,000           25,639,556
Salomon Smith Barney Holdings, Inc.:
   1.78%, 7/11/02 ..............................................................          50,000,000           49,975,278
   1.78%, 7/12/02 ..............................................................          50,000,000           49,972,806
   1.78%, 7/15/02 ..............................................................         100,000,000           99,930,778
   1.79%, 8/1/02 ...............................................................         100,000,000           99,845,861
   1.79%, 8/14/02 ..............................................................         100,000,000           99,781,222
                                                                                                       -------------------
                                                                                                            1,223,957,454
                                                                                                       -------------------
CHEMICALS--1.5%
BASF AG:
   1.945%, 11/18/02(2) .........................................................          70,000,000           69,470,528
   1.96%, 11/20/02(2) ..........................................................         100,000,000           99,226,889
   1.96%, 11/21/02(2) ..........................................................         160,000,000          158,754,311
                                                                                                       -------------------
                                                                                                              327,451,728
                                                                                                       -------------------
COMMERCIAL FINANCE--0.4%
Private Export Fund Corp.:
   1.91%, 8/15/02(2) ...........................................................          20,000,000           19,952,250
   1.93%, 12/3/02(2) ...........................................................          22,000,000           21,817,186
   1.99%, 10/22/02 .............................................................          23,000,000           22,856,333
   2.16%, 10/1/02(2) ...........................................................          17,000,000           16,906,160
                                                                                                       -------------------
                                                                                                               81,531,929
                                                                                                       -------------------
CONSUMER FINANCE--2.3%
American Express Credit Corp., Series B:
   1.83%, 4/25/03(1) ...........................................................          70,000,000           70,000,000
   1.83%, 5/7/03(1) ............................................................         160,000,000          160,000,000

STATEMENT OF INVESTMENTS Continued
Centennial Money Market Trust


                                                                                           PRINCIPAL                VALUE
                                                                                              AMOUNT           SEE NOTE 1
==========================================================================================================================
CONSUMER FINANCE CONTINUED
American General Finance Corp.:
   1.80%, 8/9/02 ...............................................................      $   80,000,000   $       79,844,000
   1.80%, 8/12/02 ..............................................................          30,000,000           29,937,000
   1.84%, 7/11/02 ..............................................................          30,000,000           29,984,667
   1.92%, 7/8/02 ...............................................................          24,680,000           24,670,786
   1.98%, 1/8/03 ...............................................................          95,000,000           94,002,025
                                                                                                       -------------------
                                                                                                              488,438,478
                                                                                                       -------------------
DIVERSIFIED FINANCIALS--2.1%
GE Capital International Funding, Inc. (gtd. by General Electric
   Capital Corp.), 2%, 11/1/02(2) ..............................................           9,800,000            9,733,033
General Electric Capital Corp., 2.04%, 12/23/02 ................................          88,000,000           87,127,333
Prudential Funding LLC:
   1.98%, 11/4/02 ..............................................................          50,000,000           49,653,500
   1.99%, 10/30/02 .............................................................          50,000,000           49,665,569
   1.99%, 11/1/02 ..............................................................          50,000,000           49,660,042
Wells Fargo Financial, Inc.:
   1.86%, 7/10/02 ..............................................................         100,000,000           99,953,500
   1.905%, 7/3/02 ..............................................................         100,000,000           99,989,417
                                                                                                       -------------------
                                                                                                              445,782,394
                                                                                                       -------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.8%
SBC International, Inc.:
   1.82%, 8/26/02(2) ...........................................................          67,500,000           67,308,900
   1.91%, 9/18/02(2) ...........................................................          85,000,000           84,643,732
   1.975%, 11/4/02(2) ..........................................................          50,000,000           49,654,375
   2%, 10/18/02(2) .............................................................          50,000,000           49,697,222
   2%, 10/21/02(2) .............................................................         100,000,000           99,377,778
   2%, 11/20/02(2) .............................................................          50,000,000           49,605,556
                                                                                                       -------------------
                                                                                                              400,287,563
                                                                                                       -------------------
FOOD PRODUCTS--0.4%
Nestle Capital Corp.:
   1.87%, 7/8/02(2) ............................................................          46,000,000           45,983,274
   1.90%, 8/8/02(2) ............................................................          50,000,000           49,899,722
                                                                                                       -------------------
                                                                                                               95,882,996
                                                                                                       -------------------

STATEMENT OF INVESTMENTS Continued
Centennial Money Market Trust

                                                                                           PRINCIPAL                VALUE
                                                                                              AMOUNT           SEE NOTE 1
==========================================================================================================================
GAS UTILITIES--0.2%
Centrica plc, 2.03%, 11/13/02(2) ...............................................      $   50,000,000   $       49,619,375
                                                                                                       -------------------
INSURANCE--6.0%
Allstate Life Insurance Co., 1.84%, 7/1/02(1) ..................................          50,000,000           50,000,000
GE Financial Assurance Holdings, Inc., 1.95%, 11/4/02(2) .......................          34,000,000           33,767,950
General Electric Capital Assurance Co., 1.944%, 12/1/03(1,3) ...................         143,000,000          143,000,000
ING America Insurance Holdings, Inc.:
   1.85%, 12/11/02 .............................................................          50,000,000           49,581,180
   1.92%, 7/3/02 ...............................................................          11,000,000           10,998,827
   1.92%, 8/7/02 ...............................................................          24,000,000           23,952,640
   1.92%, 8/8/02 ...............................................................          50,000,000           49,898,667
   1.93%, 8/14/02 ..............................................................          50,000,000           49,882,056
   1.935%, 8/19/02 .............................................................          30,000,000           29,920,987
   1.97%, 12/4/02 ..............................................................          50,000,000           49,573,167
   2.15%, 9/20/02 ..............................................................          25,000,000           24,879,062
   2.24%, 9/25/02 ..............................................................          20,000,000           19,892,978
Jackson National Life Insurance Co.:
   1.85%, 8/1/02(1) ............................................................          48,000,000           48,000,000
   1.90%, 3/3/03(1) ............................................................          70,000,000           70,000,000
Metropolitan Life Insurance Co.:
   1.854%, 7/1/02(1) ...........................................................         100,000,000          100,000,000
   1.894%, 7/1/02(1) ...........................................................         123,500,000          123,500,000
Pacific Life Insurance Co., 1.864%, 2/14/03(1,3) ...............................          71,000,000           71,000,000
Prudential Insurance Co. of America, 2.03%, 1/31/03(1) .........................         165,000,000          165,000,000
Travelers Insurance Co.:
   1.84%, 9/13/02(1,3) .........................................................          23,000,000           23,000,000
   1.85%, 11/29/02(1,3) ........................................................          50,000,000           50,000,000
   1.86%, 9/13/02(1,3) .........................................................          25,000,000           25,000,000
   1.86%, 10/4/02(1,3) .........................................................          40,000,000           40,000,000
United of Omaha Life Insurance Co., 1.944%, 7/31/03(1) .........................          50,000,000           50,000,000
                                                                                                       -------------------
                                                                                                            1,300,847,514
                                                                                                       -------------------
LEASING & FACTORING--3.0%
American Honda Finance Corp.:
   1.82%, 4/9/03(1) ............................................................          80,000,000           80,000,000
   1.84%, 6/24/03(4) ...........................................................          10,000,000            9,998,995
   1.844%, 6/25/03(4) ..........................................................          75,000,000           74,992,500
   1.86%, 6/12/03(1,4) .........................................................          50,000,000           50,000,000
   1.89%, 5/19/03(1,4) .........................................................          50,000,000           50,000,000
   1.90%, 9/26/02(1) ...........................................................          40,000,000           40,005,495
   1.92%, 11/20/02(1) ..........................................................          80,000,000           80,013,468

STATEMENT OF INVESTMENTS Continued
Centennial Money Market Trust


                                                                                           PRINCIPAL                VALUE
                                                                                              AMOUNT           SEE NOTE 1
==========================================================================================================================
LEASING & FACTORING CONTINUED
Toyota Motor Credit Corp.:
   2.03%, 10/8/02(2) ...........................................................      $   13,000,000   $       12,927,428
   2.03%, 10/9/02(2) ...........................................................          46,200,000           45,939,483
Volkswagen of America:
   1.98%, 7/1/02(2) ............................................................         101,200,000          101,200,000
   1.98%, 11/6/02(2) ...........................................................         100,000,000           99,296,000
                                                                                                       -------------------
                                                                                                              644,373,369
                                                                                                       -------------------
MEDIA--0.8%
McGraw-Hill Cos., Inc.:
   1.85%, 8/8/02 ...............................................................          25,500,000           25,450,204
   1.89%, 8/5/02 ...............................................................          40,000,000           39,926,500
   2.05%, 10/1/02 ..............................................................          46,000,000           45,759,011
   2.10%, 10/9/02 ..............................................................          24,500,000           24,357,083
   2.23%, 9/25/02 ..............................................................          24,500,000           24,369,483
   2.235%, 9/19/02 .............................................................          23,000,000           22,885,767
                                                                                                       -------------------
                                                                                                              182,748,048
                                                                                                       -------------------
METALS & MINING--0.3%
Rio Tinto America, Inc. (gtd. by Rio Tinto plc and
   Rio Tinto Ltd.), 1.79%, 9/19/02(2) ..........................................          50,000,000           49,801,111
Rio Tinto Ltd. (gtd. by Rio Tinto plc and Rio Tinto Ltd.), 1.84%, 7/11/02(2) ...          23,115,000           23,103,186
                                                                                                       -------------------
                                                                                                               72,904,297
                                                                                                       -------------------
OIL & GAS--3.6%
BP Capital Markets plc:
   2%, 11/8/02 .................................................................          80,000,000           79,422,222
   2.16%, 9/16/02 ..............................................................         110,500,000          109,989,490
Chevron UK Investment plc (gtd. by ChevronTexaco Corp.):
   1.85%, 7/12/02 ..............................................................          35,000,000           34,980,215
   1.95%, 11/7/02(2) ...........................................................          15,000,000           14,895,188
   1.98%, 9/6/02(2) ............................................................          25,000,000           24,907,875
   2.08%, 10/17/02(2) ..........................................................          30,000,000           29,812,800
Koch Industries, Inc., 1.76%, 7/19/02(2) .......................................          99,615,000           99,527,339
Shell Finance UK plc:
   1.82%, 7/16/02 ..............................................................          17,000,000           16,987,108
   1.99%, 10/16/02 .............................................................          79,500,000           79,029,780
   1.99%, 10/21/02 .............................................................         135,000,000          134,164,200
   1.99%, 10/23/02 .............................................................          40,000,000           39,747,933

STATEMENT OF INVESTMENTS Continued
Centennial Money Market Trust


                                                                                       PRINCIPAL                VALUE
                                                                                          AMOUNT           SEE NOTE 1
======================================================================================================================
OIL & GAS CONTINUED
   2%, 10/15/02 ................................................................  $  100,000,000   $       99,411,111
   2.02%, 10/8/02 ..............................................................      21,400,000           21,281,123
                                                                                                   -------------------
                                                                                                          784,156,384
                                                                                                   -------------------
PHARMACEUTICALS--2.8%
Aventis:
   1.85%, 7/17/02(2) ...........................................................      50,000,000           49,958,889
   1.86%, 7/10/02(2) ...........................................................      30,000,000           29,986,050
GlaxoSmithKline Finance plc:
   1.76%, 7/9/02(2) ............................................................      50,000,000           49,980,444
   1.82%, 7/19/02(2) ...........................................................      75,000,000           74,931,750
Wyeth:
   1.88%, 8/1/02(2) ............................................................      80,000,000           79,869,628
   1.889%, 12/20/02(2) .........................................................     160,000,000          160,000,000
   1.90%, 7/29/02(2) ...........................................................      75,000,000           74,889,789
   1.90%, 7/30/02(2) ...........................................................      45,000,000           44,931,125
   1.95%, 7/11/02(2) ...........................................................      48,000,000           47,974,000
                                                                                                   -------------------
                                                                                                          612,521,675
                                                                                                   -------------------
SPECIAL PURPOSE FINANCIAL--8.1%
AriesOne Metafolio Corp.:
   1.84%, 7/10/02(2) ...........................................................     100,000,000           99,954,000
   1.85%, 7/9/02(2) ............................................................      35,712,000           35,697,318
Beta Finance, Inc.:
   1.789%, 4/22/03(1) ..........................................................      70,000,000           69,993,000
   1.80%, 8/15/02(2) ...........................................................      50,000,000           49,887,500
   1.97%, 11/14/02(2) ..........................................................      50,000,000           49,627,889
   2.02%, 11/27/02(2) ..........................................................      58,000,000           57,515,088
Breeds Hill Capital Co. LLC, Series A, 1.92%, 7/9/02(2) ........................      95,000,000           94,959,467
Cooperative Assn. of Tractor Dealers, Inc., Series A:
   1.885%, 10/8/02 .............................................................      49,300,000           49,044,441
   1.92%, 8/13/02 ..............................................................      11,000,000           10,974,773
   2.02%, 10/25/02 .............................................................      27,300,000           27,122,307
   2.03%, 7/1/02 ...............................................................      38,100,000           38,100,000
Cooperative Assn. of Tractor Dealers, Inc., Series B, 1.885%, 10/8/02 ..........       9,000,000            8,953,346
Halogen Capital Co. LLC, Series A:
   1.80%, 7/12/02(2) ...........................................................      19,000,000           18,989,550
   1.81%, 8/6/02(2) ............................................................      35,000,000           34,936,650
   1.84%, 8/9/02(2) ............................................................      50,000,000           49,900,333

STATEMENT OF INVESTMENTS Continued
Centennial Money Market Trust


                                                                                       PRINCIPAL                VALUE
                                                                                          AMOUNT           SEE NOTE 1
======================================================================================================================
SPECIAL PURPOSE FINANCIAL CONTINUED
Independence Funding LLC:
   1.80%, 7/15/02(2) ...........................................................  $   40,301,000   $       40,272,789
   1.90%, 9/25/02(2) ...........................................................      25,000,000           24,886,528
   1.90%, 12/16/02(2) ..........................................................      24,912,000           24,691,114
   1.91%, 9/23/02(2) ...........................................................     126,285,000          125,729,930
K2 (USA) LLC:
   1.80%, 7/15/02(2) ...........................................................      14,000,000           13,990,200
   1.93%, 7/30/02(2) ...........................................................      40,000,000           39,937,811
   1.93%, 8/1/02(2) ............................................................      20,000,000           19,966,761
   1.96%, 8/27/02(2) ...........................................................      40,000,000           39,875,867
   1.97%, 8/22/02(2) ...........................................................      30,000,000           29,914,633
   1.97%, 8/29/02(2) ...........................................................      42,000,000           41,864,054
   1.98%, 8/20/02(2) ...........................................................      36,374,000           36,273,972
   2%, 7/31/02(2) ..............................................................      24,000,000           23,960,000
   2.01%, 11/22/02(2) ..........................................................      77,069,000           76,447,605
   2.10%, 1/15/03(2) ...........................................................      63,000,000           62,294,350
KZH-KMS Corp., 1.82%, 7/19/02(2) ...............................................      49,000,000           48,955,410
LINKS Finance LLC:
   1.865%, 5/15/03(1) ..........................................................     100,000,000           99,995,000
   1.87%, 5/15/03(1) ...........................................................      57,000,000           56,994,300
   2%, 7/1/02(2) ...............................................................      32,743,000           32,743,000
   2.02%, 11/27/02(2) ..........................................................      17,700,000           17,552,018
   2.05%, 11/15/02(2) ..........................................................      49,000,000           48,617,732
Long Lane Master Trust 4:
   1.81%, 7/26/02(4) ...........................................................      75,000,000           74,905,729
   1.87%, 7/8/02(4) ............................................................      34,740,000           34,727,368
   1.87%, 7/17/02(4) ...........................................................      35,849,000           35,819,206
   1.94%, 7/3/02(4)  ...........................................................      17,584,000           17,582,105
                                                                                                   -------------------
                                                                                                        1,763,653,144
                                                                                                   -------------------
Total Short-Term Notes (Cost $14,717,403,527) ..................................                       14,717,403,527
                                                                                                   -------------------
U.S. GOVERNMENT AGENCIES--2.4%
Federal Home Loan Bank:
   1.77%, 8/9/02 ...............................................................      40,000,000           39,923,300
   1.78%, 8/2/02 ...............................................................      25,000,000           24,960,445
   6%, 8/15/02 .................................................................      65,000,000           65,325,579
Federal Home Loan Mortgage Corp.:
   1.77%, 8/8/02 ...............................................................     143,000,000          142,732,828
   1.79%, 8/1/02 ...............................................................      60,000,000           59,907,517
   6.25%, 10/15/02 .............................................................      18,370,000           18,591,983

STATEMENT OF INVESTMENTS Continued
Centennial Money Market Trust


                                                                                           PRINCIPAL                VALUE
                                                                                              AMOUNT           SEE NOTE 1
==========================================================================================================================
U.S. GOVERNMENT AGENCIES Continued
Federal National Mortgage Assn.:
   1.67%, 7/17/02 ..............................................................      $   27,700,000   $       27,679,440
   1.77%, 8/7/02 ...............................................................         142,000,000          141,741,678
                                                                                                       -------------------
Total U.S. Government Agencies (Cost $520,862,770) ...........................                                520,862,770
                                                                                                       -------------------
REPURCHASE AGREEMENTS--0.0%
Repurchase agreement with PaineWebber, Inc., 1.93%, dated 6/28/02, to be repurchased at $2,900,466 on 7/1/02, collateralized by Federal Home Loan
   Mortgage Corp., 6%, 6/1/17, with a value of $1,006,301 and Federal National
   Mortgage Assn., 5.50%, 1/1/32, with a value of $1,959,049
   (Cost $2,900,000) ...........................................................           2,900,000            2,900,000
                                                                                      ------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $21,777,310,481) .............................               100.2%      21,777,310,481
                                                                                      ------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS ..........................................                (0.2)         (41,371,533)
                                                                                      ------------------------------------
NET ASSETS ...................................................................                 100.0%     $21,735,938,948
                                                                                      ====================================




FOOTNOTES TO STATEMENT OF INVESTMENTS

Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Trust at the time of purchase. Other securities normally bear interest at the rates shown.
1. Represents the current interest rate for a variable rate security.
2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $9,106,831,905, or 41.90% of the Trust's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
3. Identifies issues considered to be illiquid--See Note 4 of Notes to Financial Statements.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $348,025,903 or 1.60% of the Trust's net assets as of June 30, 2002.




See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES June 30, 2002
Centennial Money Market Trust


=============================================================================================================================
ASSETS
Investments, at value (cost $21,777,310,481)--see accompanying statement .....................         $21,777,310,481
Cash .........................................................................................              27,925,869
Receivables and other assets:
Shares of beneficial interest sold ...........................................................              96,382,034
Interest .....................................................................................              27,010,451
Other ........................................................................................                 655,640
                                                                                                       ----------------
Total assets .................................................................................          21,929,284,475
                                                                                                       ----------------

LIABILITIES
Payables and other liabilities:
Shares of beneficial interest redeemed .......................................................             178,118,788
Dividends ....................................................................................               8,793,025
Transfer and shareholder servicing agent fees ................................................               3,472,117
Service plan fees ............................................................................               1,331,651
Shareholder reports ..........................................................................                 904,768
Trustees' compensation .......................................................................                   3,168
Other ........................................................................................                 722,010
                                                                                                       ----------------
Total liabilities ............................................................................             193,345,527
                                                                                                       ----------------

NET ASSETS ...................................................................................         $21,735,938,948
                                                                                                       ================

COMPOSITION OF NET ASSETS
Paid-in capital ..............................................................................         $21,735,938,948
                                                                                                       ----------------
NET ASSETS--applicable to 21,736,541,499 shares of beneficial interest outstanding ...........         $21,735,938,948
                                                                                                       ================
NET ASSET VALUE, REDEMPTION PRICE PER SHARE
AND OFFERING PRICE PER SHARE .................................................................                   $1.00
                                                                                                                =======





See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Year Ended June 30, 2002
Centennial Money Market Trust


=====================================================================================================================
INVESTMENT INCOME
Interest ......................................................................................         $604,002,781
                                                                                                        -------------
EXPENSES
Management fees ...............................................................................           76,393,970
Service plan fees .............................................................................           45,827,352
Transfer and shareholder servicing agent fees .................................................           30,119,218
Shareholder reports ...........................................................................              691,981
Custodian fees and expenses ...................................................................              636,857
Trustees' compensation ........................................................................               87,729
Other .........................................................................................            4,716,639
                                                                                                        -------------
    Total expenses ............................................................................          158,473,746
Less reduction to custodian expenses ..........................................................             (166,556)
Less voluntary reimbursement of expenses ......................................................           (7,405,461)
                                                                                                        -------------
Net expenses ..................................................................................          150,901,729

NET INVESTMENT INCOME .........................................................................          453,101,052
                                                                                                        -------------
NET REALIZED GAIN ON INVESTMENTS ..............................................................            2,031,735
                                                                                                        -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........................................         $455,132,787
                                                                                                        =============

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                 YEAR ENDED JUNE 30,
                                                                                         2002                   2001
=====================================================================================================================
OPERATIONS
Net investment income ....................................................    $   453,101,052        $ 1,112,686,413
Net realized gain ........................................................          2,031,735                696,751
                                                                              ---------------------------------------
Net increase in net assets resulting from operations .....................        455,132,787          1,113,383,164
                                                                              ---------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income .....................................       (453,101,052)        (1,112,686,413)
                                                                              ---------------------------------------
Distributions from net realized gain .....................................         (2,878,464)                    --
                                                                              ---------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting from beneficial
  interest transactions ..................................................       (473,579,272)         3,475,869,627
                                                                              ---------------------------------------
NET ASSETS
Total increase (decrease) ................................................       (474,426,001)         3,476,566,378
Beginning of period ......................................................     22,210,364,949         18,733,798,571
                                                                              ---------------------------------------
End of period ............................................................    $21,735,938,948        $22,210,364,949
                                                                              =======================================





See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Centennial Money Market Trust

                                                                                                    YEAR ENDED JUNE 30,
                                                                     2002       2001        2000       1999        1998
========================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period .......................       $ 1.00     $ 1.00      $ 1.00     $ 1.00      $ 1.00
Income from investment operations--net investment
  income and net realized gain .............................          .02        .06         .05        .05         .05
Dividends and/or distributions to shareholders:
  Dividends from net investment income .....................         (.02)      (.06)       (.05)      (.05)       (.05)
  Distributions from net realized gain .....................           --(1)      --          --         --          --
                                                                  ------------------------------------------------------
Total dividends and/or distributions
  to shareholders ..........................................         (.02)      (.06)       (.05)      (.05)       (.05)
                                                                  ------------------------------------------------------
Net asset value, end of period .............................        $1.00      $1.00       $1.00      $1.00       $1.00
                                                                  ======================================================

TOTAL RETURN(2) ............................................         1.99%      5.51%       5.36%      4.75%       5.16%

RATIOS/SUPPLEMENTAL DATA ...................................
Net assets, end of period (in millions) ....................      $21,736    $22,210     $18,734    $17,821     $15,114
Average net assets (in millions) ...........................      $22,947    $20,830     $18,537    $17,128     $12,617
Ratios to average net assets:(3)
Net investment income ......................................         1.97%      5.34%       5.20%      4.63%       5.04%
Expenses ...................................................         0.69%      0.67%       0.67%      0.66%       0.68%(4)
Expenses, net of voluntary reimbursement of expenses .......         0.66%       N/A         N/A        N/A        0.66%



1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods of less than one year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.




See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Centennial Money Market Trust


================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES
Centennial Money Market Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).
   The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. The Trust, along with other affiliated entities managed by OFI, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.
   The Trust adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended June 30, 2002, amounts have been reclassified to reflect a decrease in paid-in capital of $69,836. Accumulated net realized loss on investments was decreased by the same amount. Net assets of the Trust were unaffected by the reclassifications.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS Continued
Centennial Money Market Trust

================================================================================
2. SHARES OF BENEFICIAL INTEREST
The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                              YEAR ENDED JUNE 30, 2002                  YEAR ENDED JUNE 30, 2001
                                           SHARES               AMOUNT                SHARES              AMOUNT
------------------------------------------------------------------------------------------------------------------
Sold ..........................    54,965,476,815     $ 54,965,476,815        56,834,272,372    $ 56,834,272,372
Dividends and/or
  distributions reinvested ....       460,354,977          460,354,977         1,119,562,805       1,119,562,805
Redeemed ......................   (55,899,411,064)     (55,899,411,064)      (54,477,965,550)    (54,477,965,550)
                                  --------------------------------------------------------------------------------
Net increase (decrease) .......      (473,579,272)    $   (473,579,272)        3,475,869,627    $  3,475,869,627
                                  ================================================================================



================================================================================
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of the Trust's net assets; 0.475% of the next $250 million; 0.45% of the next $250 million; 0.425% of the next $250 million; 0.40% of the next $250 million; 0.375% of the next $250 million; 0.35% of the next $500 million; and 0.325% of net assets in excess of $2 billion. In the agreement, the Manager guarantees that the Trust's total expenses in any fiscal year, exclusive of taxes, interest and brokerage concessions, and extraordinary expenses such as litigation costs, shall not exceed the lesser of 1.5% of the average annual net assets of the Trust up to $30 million and 1% of its average annual net assets in excess of $30 million; or 25% of the total annual investment income of the Trust. As a result of this agreement, the Trust was reimbursed $7,405,461 for the year ended June 30, 2002. The Trust's management fee for the year ended June 30, 2002, was an annualized rate of 0.33%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a $14.75 per account fee.

--------------------------------------------------------------------------------
SERVICE PLAN (12B-1) FEES. The Trust has adopted a service plan. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly at an annual rate up to 20% of the average annual net assets of the Trust. During the year ended June 30, 2002, the Trust paid $1,151 to a broker/dealer affiliated with the Manager as reimbursement for distribution-related expenses.

================================================================================
4. ILLIQUID SECURITIES
As of June 30, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2002 was $747,000,000, which represents 3.44% of the Trust's net assets.

INDEPENDENT AUDITORS' REPORT
Centennial Money Market Trust


================================================================================
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF CENTENNIAL MONEY MARKET TRUST:

We have audited the accompanying statement of assets and liabilities of Centennial Money Market Trust, including the statement of investments, as of June 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial Money Market Trust as of June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




DELOITTE & TOUCHE LLP

Denver, Colorado
July 22, 2002

FEDERAL INCOME TAX INFORMATION (Unaudited)
Centennial Money Market Trust

================================================================================
In early 2003, shareholders will receive information regarding all dividends and distributions paid to them by the Trust during calendar year 2002. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.

   None of the dividends paid by the Trust during the year ended June 30, 2002 are eligible for the corporate dividend-received deduction.

   The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

CENTENNIAL MONEY MARKET TRUST
TRUSTEES AND OFFICERS

James C. Swain, Trustee, CEO and Chairman of the Board
John V. Murphy, President
William L. Armstrong, Trustee
Robert G. Avis, Trustee
George C. Bowen, Trustee
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Richard F. Grabish, Trustee
Beverly L. Hamilton, Trustee


Robert J. Malone, Trustee
F. William Marshall, Jr., Trustee
Barry D. Weiss, Vice President
Carol E. Wolf, Vice President
Robert G. Zack, Vice President and Secretary
Brian W. Wixted, Treasurer
Katherine P. Feld, Assistant Secretary
Kathleen T. Ives, Assistant Secretary
Denis R. Molleur, Assistant Secretary




NAME, ADDRESS,(1) AGE,
POSITION(S) HELD WITH
TRUST AND LENGTH OF           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER TRUSTEESHIPS/DIRECTORSHIPS
TIME SERVED(2)                HELD BY TRUSTEE
====================================================================================================================
TRUSTEES
JAMES C. SWAIN,               Formerly (until January 2, 2002) President and a director of Centennial Asset
Chairman, Chief Executive     Management Corporation, the Trust's Manager; Vice Chairman of OppenheimerFunds,
Officer and Trustee           Inc., of which the Manager is a wholly-owned subsidiary.
(since 1989)
Age: 68

WILLIAM L. ARMSTRONG,         Chairman of the following private mortgage banking companies: Cherry Creek
Trustee (since 1999)          Mortgage Company (since 1991), Centennial State Mortgage Company (since 1994),
Age: 65                       The El Paso Mortgage Company (since 1993), Transland Financial Services, Inc.
                              (since 1997); Chairman of the following private companies: Great Frontier
                              Insurance (insurance agency) (since 1995) and Ambassador Media Corporation
                              (since 1984); a director of the following public companies: Storage Technology
                              Corporation (computer equipment company) (since 1991), Helmerich & Payne, Inc.
                              (oil and gas drilling/production company) (since 1992), UNUMProvident (insurance company) (since 1991).

                              Formerly a director of International Family Entertainment (television channel)
                              (1992 - 1997) and Natec Resources, Inc. (air pollution control equipment and services company) (1991 - 1995), Frontier Real Estate, Inc. (residential real estate brokerage) (1994 - 1999), and Frontier Title (title insurance agency)
                              (1995 - June 1999); and U.S. Senator (January 1979 - January 1991).

ROBERT G. AVIS, Trustee       Formerly (until February 2001) director and President of A.G. Edwards Capital, Inc.
(since 1993)                  (General Partner of private equity funds); formerly (until March 2000) Chairman,
Age: 71                       President and Chief Executive Officer of A.G. Edwards Capital, Inc.; formerly (until
                              March 1999) Vice Chairman and director of A.G. Edwards, Inc. and Vice Chairman of
                              A.G. Edwards & Sons, Inc. (its brokerage company subsidiary); (until March 1999)
                              Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor); (until March 2000) a director of A.G. Edwards & Sons and A.G. Edwards Trust
                              Company.





1. The address of each Trustee and Officer is 6803 S. Tucson Way, Englewood, Colorado 80112-3924, except the address for the following officers is 498 Seventh Avenue, New York, New York 10018: Messrs. Murphy, Zack and Molleur, and Ms. Feld.
2. Each Trustee and Officer serves for an indefinite term, until his or her resignation, death or removal.

CENTENNIAL MONEY MARKET TRUST
TRUSTEES AND OFFICERS (Continued)


NAME, ADDRESS,(1) AGE,
POSITION(S) HELD WITH
TRUST AND LENGTH OF           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER TRUSTEESHIPS/DIRECTORSHIPS
TIME SERVED(2)                HELD BY TRUSTEE
====================================================================================================================
GEORGE C. BOWEN,              Formerly (until April 1999) Mr. Bowen held the following positions: Senior Vice
Trustee (since 1998)          President (since February 1992), Treasurer (since July 1991), Assistant
Age: 65                       Secretary and a director (since December 1991) of the Manager; Senior Vice
                              President (from September 1987) and Treasurer (from March 1985) of
                              OppenheimerFunds, Inc.; Vice President (from June 1983) and Treasurer (since
                              March 1985) of OppenheimerFunds Distributor, Inc.; Vice President (since October
                              1989) and Treasurer (since April 1986) of HarbourView Asset Management
                              Corporation; President, Treasurer and a director of Centennial Capital
                              Corporation (June 1989 - January 1990), a prior investment advisory subsidiary of OppenheimerFunds, Inc.; Vice President and Treasurer (since August 1978) and
                              Secretary (since April 1981) of Shareholder Services, Inc., and Vice President,
                              Treasurer and Secretary of Shareholder Financial Services, Inc. (since November
                              1989); Assistant Treasurer of Oppenheimer Acquisition Corp. (since March 1998);
                              Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice
                              President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July
                              1996); Chief Executive Officer and director of MultiSource Services, Inc., a broker-dealer subsidiary of OppenheimerFunds, Inc. (since March 1996); Treasurer of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc
                              (since October 1997), offshore fund management subsidiaries of OppenheimerFunds,
                              Inc.

EDWARD L. CAMERON,            Director of Genetic ID, Inc. and its subsidiaries, a privately held biotech
Trustee (since 1999)          company (since March 2001); a member of The Life Guard of Mount Vernon, George
Age: 63                       Washington's home (since June 2000). Formerly a partner with
                              PricewaterhouseCoopers LLP (an accounting firm) (from 1974 - 1999) and Chairman,
                              Price Waterhouse LLP Global Investment Management Industry Services Group.

JON S. FOSSEL,                Chairman and Director of Rocky Mountain Elk Foundation, a not-for-profit
Trustee (since 1989)          foundation (since 1998); and a director of P.R. Pharmaceuticals, a privately
Age: 60                       held company (since October 1999) and UNUMProvident (insurance company) (since
                              June 1, 2002).

                              Formerly Mr. Fossel held the following positions: Chairman and a director (until
                              October 1996) and President and Chief Executive Officer (until October 1995) of
                              OppenheimerFunds, Inc.; President, Chief Executive Officer and a director of
                              Oppenheimer Acquisition Corp., Shareholder Services, Inc. and Shareholder
                              Financial Services, Inc. (until October 1995).

SAM FREEDMAN,                 Formerly (until October 1994) Mr. Freedman held the following positions:
Trustee (since 1996)          Chairman and Chief Executive Officer of OppenheimerFunds Services (from August
Age: 61                       1980); Chairman, Chief Executive Officer and a director of Shareholder Services,
                              Inc. (from August 1980); Chairman, Chief Executive Officer and director of
                              Shareholder Financial Services, Inc. (from November 1989); Vice President and director of Oppenheimer Acquisition Corp. (from October 1990) and a director of
                              OppenheimerFunds, Inc. (from October 1990).

RICHARD F. GRABISH,           Senior Vice President, Assistant Director of Sales and Marketing since March
Trustee (since 2001)          1997, and Manager of Private Client Services since June 1985 for A.G. Edwards &
Age: 53                       Sons, Inc. (broker/dealer and investment firm). Chairman and Chief Executive
                              Officer of A.G. Edwards Trust Company since March 2001). Director of A.G.
                              Edwards & Sons, Inc. (since March 1988); formerly (until March 1987) President and Vice Chairman of A.G. Edwards Trust Company.

CENTENNIAL MONEY MARKET TRUST
TRUSTEES AND OFFICERS (Continued)


NAME, ADDRESS,(1) AGE,
POSITION(S) HELD WITH
TRUST AND LENGTH OF           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER TRUSTEESHIPS/DIRECTORSHIPS
TIME SERVED(2)                HELD BY TRUSTEE
====================================================================================================================
BEVERLY L. HAMILTON,          Trustee (since 1996) of MassMutual Institutional Funds and of MML Series
Trustee (since 2002)          Investment Fund (open-end investment companies); Director of MML Services, an
Age: 55                       investment company (since April 1987), America Funds Emerging Markets Growth
                              Fund, an investment company (since October 1991), The California Endowment, a philanthropy organization (since April 2002), and Community Hospital of Monterey
                              Peninsula, (since February 2002), a Trustee of Monterey International Studies,
                              an educational organization (since February 2000), and an advisor to Unilever
                              (Holland)'s pension fund and to Credit Suisse First Boston's Sprout venture capital unit. Mrs. Hamilton also is a member of the investment committees of the
                              Rockefeller Foundation, the University of Michigan and Hartford Hospital.
                              Formerly, Mrs. Hamilton held the following position: President ARCO Investment
                              Management Company (from February 1991 until April 2000).

ROBERT J. MALONE,             Director of Jones Knowledge, Inc., a privately held company (since 2001),
Trustee (since 2002)          director of U.S. Exploration, Inc. (since 1997), director of Colorado UpLIFT, a
Age: 57                       non-profit organization (since 1986) and a Trustee of the Gallagher Family
                              Foundation (since 2000). Formerly, Mr. Malone held the following positions:
                              Chairman of U.S. Bank (formerly Colorado National Bank) a subsidiary of U.S.
                              Bancorp (from July 1, 1996 until April 1, 1999); Chairman of the Board and Chief
                              Executive Officer of Colorado National Bank (from December 18, 1992 until July
                              1, 1996); director of Commercial Assets, Inc. (from 1993 to 2000).

F. WILLIAM MARSHALL, JR.,     Trustee (since 1996) of MassMutual Institutional Funds and of MML Series
Trustee (since 2000)          Investment Fund (open-end investment companies). Formerly (until 1999) Chairman
Age: 60                       of SIS & Family Bank, F.S.B. (formerly SIS Bank); President, Chief Executive
                              Officer and Director of SIS Bankcorp., Inc. and SIS Bank (formerly Springfield
                              Institution for Savings) (1993 - 1999); Executive Vice President (until 1999) of
                              Peoples Heritage Financial Group, Inc.; Chairman and Chief Executive Office of
                              Bank of Ireland First Holdings, Inc. and First New Hampshire Banks (1990 -
                              1993).


OFFICERS

JOHN V. MURPHY,(3)            Director (since November 2001) of the Manager; Chairman, Chief Executive Officer
President                     and director (since June 2001) and President (since September 2000) of
(since 2001)                  OppenheimerFunds, Inc.; President and a director (since July 2001) of
Age: 53                       Oppenheimer Acquisition Corp., OppenheimerFunds, Inc.'s parent holding company and of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of
                              OppenheimerFunds, Inc.; a director (since November 2001) of OppenheimerFunds
                              Distributor, Inc., a subsidiary of OppenheimerFunds, Inc. and the Trust's
                              Sub-Distributor; Chairman and a director (since July 2001) of Shareholder
                              Services, Inc., the Trust's Transfer Agent, and of Shareholder Financial
                              Services, Inc., both are transfer agent subsidiaries of OppenheimerFunds, Inc.;
                              President and a director (since July 2001) of OppenheimerFunds Legacy Program, a charitable trust program established by OppenheimerFunds, Inc.; a director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.: OFI
                              Institutional Asset Management Inc. (since November 2001), HarbourView Asset
                              Management Corporation and OFI Private Investments, Inc. (since July 2002);



3. John V. Murphy is an "interested person" of the Trust (as defined in the Investment Company Act of 1940), by virtue of his positions as an officer and director of the Trust's Manager, and as a shareholder of its parent company.

CENTENNIAL MONEY MARKET TRUST
TRUSTEES AND OFFICERS (Continued)


NAME, ADDRESS,(1) AGE,
POSITION(S) HELD WITH
TRUST AND LENGTH OF           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER TRUSTEESHIPS/DIRECTORSHIPS
TIME SERVED(2)                HELD BY TRUSTEE
====================================================================================================================
JOHN V. MURPHY,               President (since November 1, 2001) and a director (since July 2001) of
Continued                     Oppenheimer Real Asset Management, Inc., an investment advisory subsidiary of
                              OppenheimerFunds, Inc.; a director (since November 2001) of Trinity Investment
                              Management Corporation and Tremont Advisers, Inc., investment advisory affiliates of OppenheimerFunds, Inc.; Executive Vice President (since February
                              1997) of Massachusetts Mutual Life Insurance Company, OppenheimerFunds, Inc.'s
                              parent company; a director (since June 1995) of DBL Acquisition Corporation.

                              Formerly Chief Operating Officer (from September 2000 to June 2001) of
                              OppenheimerFunds, Inc.; President and trustee (from November 1999 to November
                              2001) of MML Series Investment Fund and MassMutual Institutional Funds, open-end investment companies; a director (from September 1999 to August 2000) of C.M.
                              Life Insurance Company; President, Chief Executive Officer and director (from
                              September 1999 to August 2000) of MML Bay State Life Insurance Company; a
                              director (from June 1989 to June 1998) of Emerald Isle Bancorp and Hibernia
                              Savings Bank, wholly-owned subsidiary of Emerald Isle Bancorp. President and a trustee of 67 other Oppenheimer funds.

BARRY D. WEISS, Vice          Vice President of OppenheimerFunds, Inc. (since July 2001); an officer and
President (since 2001)        portfolio manager of other Oppenheimer funds; formerly Assistant Vice President
Age: 38                       and Senior Credit Analyst of the Distributor (February 2000 - June 2001). Prior
                              to joining the OppenheimerFunds, Inc. in February 2000, he was Associate
                              Director, Structured Finance, Fitch IBCA Inc. (April 1998 - February 2000); News
                              Director, Fitch Investors Service (September 1996 - April 1998); and Senior
                              Budget Analyst, City of New York, Office of Management & Budget (February 1990 -
                              September 1996).

CAROL E. WOLF, Vice           Senior Vice President (since June 2000) of OppenheimerFunds, Inc.; an officer
President (since 1988)        and portfolio manager of other Oppenheimer funds; formerly Vice President of
Age: 50                       OppenheimerFunds, Inc. (June 1990 - June 2000).

ROBERT G. ZACK, Vice          Senior Vice President (since May 1985) and General Counsel (since February 2002)
President and Secretary       of the Manager; General Counsel and a director (since November 2001) of
(since 2001)                  OppenheimerFunds Distributor, Inc.; Senior Vice President and General Counsel
Age: 53                       (since November 2001) of HarbourView Asset Management Corporation; Vice
                              President and a director (since November 2000) of Oppenheimer Partnership
                              Holdings, Inc.; Senior Vice President, General Counsel and a director (since
                              November 2001) of Shareholder Services, Inc., Shareholder Financial Services,
                              Inc., OFI Private Investments, Inc., Oppenheimer Trust Company and OFI
                              Institutional Asset Management, Inc., General Counsel (since November 2001) of
                              Centennial Asset Management Corporation; a director (since November 2001) of
                              Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director
                              (since November 2001) of OppenheimerFunds International Ltd.; Vice President
                              (since November 2001) of OppenheimerFunds Legacy Program; Secretary (since
                              November 2001) of Oppenheimer Acquisition Corp.; formerly Acting General Counsel
                              (November 2001 - February 2002) and Associate General Counsel (May 1981 -
                              October 2001) of the Manager; Assistant Secretary of Shareholder Services, Inc.
                              (May 1985 - November 2001), Shareholder Financial Services, Inc. (November 1989
                              - November 2001); OppenheimerFunds International Ltd. and Oppenheimer Millennium
                              Funds plc (October 1997 - November 2001). An officer of 89 portfolios in the
                              OppenheimerFunds complex.

CENTENNIAL MONEY MARKET TRUST
TRUSTEES AND OFFICERS (Continued)


NAME, ADDRESS,(1) AGE,
POSITION(S) HELD WITH
TRUST AND LENGTH OF           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER TRUSTEESHIPS/DIRECTORSHIPS
TIME SERVED(2)                HELD BY TRUSTEE
====================================================================================================================
BRIAN W. WIXTED,              Senior Vice President and Treasurer (since March 1999) of OppenheimerFunds,
Treasurer (since 1999)        Inc.; Treasurer (since March 1999) of HarbourView Asset Management Corporation,
Age: 42                       Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation,
                              Shareholder Financial Services, Inc., Oppenheimer Partnership Holdings, Inc.,
                              OFI Private Investments, Inc. (since March 2000), OppenheimerFunds International
                              Ltd. and Oppenheimer Millennium Funds plc (since May 2000); and OFI
                              Institutional Asset Management, Inc. (since November 2000); Treasurer and Chief
                              Financial Officer (since May 2000) of Oppenheimer Trust Company, a trust company subsidiary of OppenheimerFunds, Inc.; Assistant Treasurer (since March 1999) of
                              Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy Program (since April
                              2000); an officer of other Oppenheimer funds; formerly Principal and Chief
                              Operating Officer, Bankers Trust Company - Mutual Fund Services Division (March
                              1995 - March 1999). An officer of 89 portfolios in the OppenheimerFunds complex.

KATHERINE P. FELD,            Vice President and Secretary (since June 1999) of the Manager; Vice President
Assistant Secretary           and Senior Counsel (since July 1999) of OppenheimerFunds, Inc.; Vice President
(since 2001)                  (since June 1990) of OppenheimerFunds Distributor, Inc.; Director, Vice
Age: 44                       President (since 1997) of Oppenheimer Real Asset Management, Inc.; formerly Vice
                              President and Associate Counsel of the OppenheimerFunds, Inc. (June 1990 - July
                              1999). An officer of 85 portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,             Vice President and Assistant Counsel (since June 1998) of OppenheimerFunds,
Assistant Secretary           Inc.; Vice President (since 1999) of OppenheimerFunds Distributor, Inc.; Vice
(since 2001)                  President and Assistant Secretary (since 1999) of Shareholder Services, Inc.;
Age: 36                       Assistant Secretary (since December 2001) of OppenheimerFunds Legacy Program and
                              Shareholder Financial Services, Inc.; formerly Assistant Vice President and
                              Assistant Counsel of OppenheimerFunds, Inc. (August 1997 - June 1998); Assistant
                              Counsel of OppenheimerFunds, Inc. (August 1994 - August 1997). An officer of 85 portfolios in the OppenheimerFunds complex.

DENIS R. MOLLEUR,             Vice President and Senior Counsel of OppenheimerFunds, Inc. (since July 1999);
Assistant Secretary           an officer of other Oppenheimer funds; formerly a Vice President and Associate
(since 2001)                  Counsel of OppenheimerFunds, Inc. (September 1991 - July 1999). An officer of 8
Age: 44                       portfolios in the OppenheimerFunds complex.





THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE TRUST'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.

Each Trustee is a Trustee, Director or Managing General Partner of 41 other portfolios in the OppenheimerFunds complex, except as follows: Mr. Grabish (6 portfolios), and Ms. Hamilton and Mr. Malone (40 portfolios).



28


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


CENTENNIAL MONEY MARKET TRUST

        INVESTMENT ADVISOR AND DISTRIBUTOR
        Centennial Asset Management Corporation

        TRANSFER AND SHAREHOLDER SERVICING AGENT
        Shareholder Services, Inc.

        INDEPENDENT AUDITORS
        Deloitte & Touche LLP

        LEGAL COUNSEL
        Myer, Swanson, Adams & Wolf, P.C.

        For more complete information about Centennial
        Money Market Trust, please refer to the Prospectus. To obtain a copy, call your financial advisor, or contact Centennial Asset Management Corp. at
        1.800.525.9310. Please read the prospectus carefully before you invest any money.



RA0150.001.0602    [RECYCLE LOGO OMITTED]
                      Printed on recycled paper




               2002 Annual Report



               Centennial
               Money Market
               Trust

               June 30, 2002